CAPITAL STOCK (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Number Common Shares Equivalent	10,655,198	9,475,198
Exercise Price Per Share Eight [Member]
Number Common Shares Equivalent	1,180,000
Exercise Price Per Share	$ 1.25
Year Granted	2020
Consist of Expiration Date	January 12, 2025
Exercise Price Per Share Seven [Member]
Number Common Shares Equivalent	5,000,000	5,000,000
Exercise Price Per Share	$ 0.625	$ 0.625
Year Granted	2019	2019
Consist of Expiration Date	August 2, 2024	August 2, 2024
Exercise Price Per Share [Member]
Number Common Shares Equivalent	54,000	54,000
Exercise Price Per Share	$ 2.50	$ 2.50
Year Granted	2017	2017
Consist of Expiration Date	June 22, 2022 to June 30, 2022	June 22, 2022 to June 30, 2022
Exercise Price Per Share One [Member]
Number Common Shares Equivalent	400,000	400,000
Exercise Price Per Share	$ 0.625	$ 0.625
Year Granted	2018	2018
Consist of Expiration Date	March 28, 2021	March 28, 2021
Exercise Price Per Share Two [Member]
Number Common Shares Equivalent	30,000	30,000
Exercise Price Per Share	$ 2.50	$ 2.50
Year Granted	2018	2018
Consist of Expiration Date	May 21, 2023	May 21, 2023
Exercise Price Per Share Three [Member]
Number Common Shares Equivalent	831,198	831,198
Exercise Price Per Share	$ 1.25	$ 1.25
Year Granted	2018	2018
Consist of Expiration Date	September 20, 2023	September 20, 2023
Exercise Price Per Share Four [Member]
Number Common Shares Equivalent	620,000	620,000
Exercise Price Per Share	$ 1.25	$ 1.25
Year Granted	2018	2018
Consist of Expiration Date	September 20, 2023	September 20, 2023
Exercise Price Per Share Five [Member]
Number Common Shares Equivalent	620,000	620,000
Exercise Price Per Share	$ 1.25	$ 1.25
Year Granted	2019	2019
Consist of Expiration Date	February 7, 2024	February 7, 2024
Exercise Price Per Share Six [Member]
Number Common Shares Equivalent	1,920,000	1,920,000
Exercise Price Per Share	$ 2.25	$ 2.25
Year Granted	2019	2019
Consist of Expiration Date	May 8, 2024	May 8, 2024